Paradigm Select Fund
		Schedule of Investments
		March 31, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
39,400	Ducommun Incorporated *		$ 2,064,166	1.41%

Chemical & Allied Products
1,775	Innospec Inc.		164,276	0.11%

Communications Equipment, NEC
42,100	Lumentum Holdings Inc. *		4,108,960	2.81%

Electrical Work
39,100	EMCOR Group Inc.		4,403,833	3.01%

Electromedical & Electrotherapeutic Apparatus
19,800	Masimo Corporation *		2,881,692	1.97%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.		939,249	0.64%

General Industrial Machinery & Equipment
12,200	Regal Rexnord Corp.		1,815,116
82,400	Zurn Water Solutions Corp.		2,916,960
			4,732,076	3.23%

Industrial Instruments For Measurement, Display, and Control
26,400	MKS Instruments, Inc.		3,960,000	2.71%

Industrial Organic Chemicals
26,800	Sensient Technologies Corporation		2,249,860
4,350	Westlake Corp.		536,790
			2,786,650	1.90%

Instruments For Measurement & Testing of Electricity & Electric Signals
43,400	Teradyne, Inc.		5,131,182	3.51%

Laboratory Analytical Instruments
35,700	PerkinElmer Inc.		6,228,222	4.26%

Measuring & Controlling Devices, NEC
23,000	Onto Innovation Inc. *		1,998,470	1.37%

Millwood, Veneer, Plywood & Structural Wood Members
21,455	American Woodmark Corp. *		1,050,222	0.72%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
32,700	Summit Materials, Inc. - Class A *		1,015,662	0.69%

Miscellaneous Manufacturing Industries
67,200	Hillenbrand, Inc.		2,968,224	2.03%

Optical Instruments & Lenses
33,300	II-VI Incorporated *		2,413,917	1.65%

Plastics Products
11,600	Entegris, Inc.		1,522,616	1.04%

Printed Circuit Boards
37,100	Jabil Circuit, Inc.		2,290,183	1.56%

Retail - Catalog & Mail-Order Houses
13,400	Insight Enterprises, Inc. *		1,438,088	0.98%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *		160,264	0.11%

Retail - Family Clothing Stores
100,900	American Eagle Outfitters, Inc.		1,695,120	1.16%

Retail - Lumber & Other Building Materials Dealers
116,800	Builders FirstSource, Inc. *		7,538,272	5.15%

Retail - Radio, TV & Consumer Electronics Stores
44,500	Best Buy Co., Inc.		4,045,050	2.76%

Retail - Retail Stores, NEC
17,800	IAC/InterActiveCorp.		1,784,984	1.22%
Retail - Shoe Stores
74,800	Foot Locker, Inc.		2,218,568	1.52%

Search, Detection, Navigation, Guidance, Aeronautical Systems
31,200	Garmin Ltd. (Switzerland)		3,700,632	2.53%

Semiconductors & Related Devices
51,200	FormFactor, Inc. *		2,151,936
115,800	Kulicke & Soffa Industries Inc. (Singapore)		6,487,116
92,525	Marvell Technology, Inc.		6,634,968
43,400	MaxLinear, Inc. *		2,532,390
12,800	Qorvo, Inc. *		1,588,480
26,700	Skyworks Solutions, Inc.		3,558,576
			22,953,466	15.67%

Services - Computer Programming, Data Processing, Etc.
28,800	Vimeo, Inc. *		342,144	0.23%

Services - Help Supply Services
98,825	Kelly Services, Inc. - Class A		2,143,514
83,000	Kforce Inc.		6,139,510
			8,283,024	5.66%

Services - Medical Laboratories
48,500	Natera, Inc. *		1,972,980	1.35%

Services - Personal Services
17,382	Match Group, Inc. *		1,890,119	1.29%

Services - Prepackaged Software
1,809	Black Knight, Inc. *		104,904
11,100	Consensus Cloud Solutions Inc. *		667,443
32,100	Progress Software Corporation		1,511,589
			2,283,936	1.56%

Services - Skilled Nursing Care Facilities
20,300	The Ensign Group, Inc.		1,827,203	1.25%

Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *		422,730	0.29%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
13,800	Carpenter Technology Corporation		579,324	0.40%

Surgical & Medical Instruments & Apparatus
114,600	Globus Medical, Inc. - Class A *		8,455,188	5.78%

Telegraph & Other Message Communications
33,100	Ziff Davis Inc. *		3,203,418	2.19%

Telephone & Telegraph Apparatus
12,100	Fabrinet * (Thailand)		1,272,073	0.87%

Title Insurance
5,900	Fidelity National Financial, Inc.		288,156	0.20%

Wholesale - Computers & Peripheral Equipment & Software
28,200	TD SYNNEX Corporation		2,910,522	1.99%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
26,200	EnerSys		1,953,734
13,700	WESCO International Inc. *		1,782,918
			3,736,652	2.55%

Wholesale - Lumber & Other Construction Materials
46,500	Boise Cascade Company		3,230,355	2.21%

Total for Common Stocks (Cost $108,026,308)			136,891,868	93.54%

REAL ESTATE INVESTMENT TRUSTS
8,400	Mid-America Apartment Communities Inc.		1,759,380	1.20%
Total for Real Estate Investment Trusts (Cost $924,583)

MONEY MARKET FUNDS
10,459,046	SEI Daily Income Trust Government Fund CL F 0.12% **		10,459,046	7.15%
Total for Money Market Funds (Cost $10,459,046)

Total Investment Securities			149,110,294	101.89%
	(Cost $119,409,937)

Liabilities in Excess of Other Assets			(2,766,536)	-1.89%

Net Assets			$146,343,758	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2022, was $119,409,937. At March 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 37,782,244
	Unrealized Depreciation		(8,081,887)
	Unrealized Appreciation		$ 29,700,357

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$136,891,868	$ -	$ -	$ 136,891,868
Real Estate Investment Trusts	1,759,380	-	-	1,759,380
Money Market Funds	10,459,046	-	-	10,459,046
Total	$149,110,294	$ -	$ -	$ 149,110,294

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended March 31, 2022.